LORD ABBETT SERIES FUND, INC.

All Value Portfolio

Supplement dated July 21, 2008 to the

Prospectus dated May 1, 2008

(Class VC Shares)

Effective July 28, 2008, the following replaces the subsection titled “The Fund – Management – Investment Managers” in the Prospectus:

Portfolio Managers.  Lord Abbett uses a dedicated team of portfolio managers to manage the Fund’s investments, supported by an equity research team that provides company, industry, sector and macroeconomic research and analysis.  The Statement of Additional Information contains additional information about portfolio manager compensation, other accounts managed and ownership of Fund shares.

The portfolio management team is headed by Robert P. Fetch, Partner and Portfolio Manager.  Mr. Fetch joined Lord Abbett in 1995 and has been a portfolio manager for the Fund since 1999.  Assisting Mr. Fetch is Howard E. Hansen and Deepak Khanna.  Mr. Hansen is a Partner and Portfolio Manager, and joined Lord Abbett in 1995.  Mr. Hansen has served as a member of the portfolio management team for the Fund since 2003 and as a portfolio manager for other investment strategies since 1997.  Mr. Khanna is a Portfolio Manager and returned to Lord Abbett in 2007 from Jennison Associates LLC where he was Managing Director from 2005-2007.  Mr. Khanna’s former experience at Lord Abbett includes serving as senior research analyst for other investment strategies from 2000-2005.  Messrs. Fetch, Hansen and Khanna are jointly and primarily responsible for the day-to-day management of the Fund.

LORD ABBETT SERIES FUND, INC.

Large Cap Core Portfolio

Supplement dated July 21, 2008 to the

Prospectus dated May 1, 2008

(Class VC Shares)

Effective July 28, 2008, the following replaces the subsection titled “The Fund – Management – Investment Managers” in the Prospectus:

Portfolio Managers.  Lord Abbett uses a dedicated team of portfolio managers to manage the Fund’s investments, supported by an equity research team that provides company, industry, sector and macroeconomic research and analysis.  The Statement of Additional Information contains additional information about portfolio manager compensation, other accounts managed and ownership of Fund shares.

The portfolio management team is headed by Daniel H. Frascarelli, Partner and Portfolio Manager.  Mr. Frascarelli joined Lord Abbett in 1990 and has been a team member since 2005.  Mr. Frascarelli has served as a portfolio manager for several other investment strategies since 1993.  Assisting Mr. Frascarelli is Randy Reynolds, Portfolio Manager.  Mr. Reynolds joined Lord Abbett in 1999 and has served as a quantitative and research analyst for several investment strategies.  Messrs. Frascarelli and Reynolds are jointly and primarily responsible for the day-to-day management of the Fund.

LORD ABBETT SERIES FUND, INC.

Growth Opportunities Portfolio

Supplement dated July 21, 2008 to the

Prospectus dated May 1, 2008

(Class VC Shares)

Effective July 28, 2008, the following replaces the subsection titled “The Fund – Management – Investment Managers” in the Prospectus:

Portfolio Managers.  Lord Abbett uses a dedicated team of portfolio managers to manage the Fund’s investments, supported by an equity research team that provides company, industry, sector and macroeconomic research and analysis.  The Statement of Additional Information contains additional information about portfolio manager compensation, other accounts managed and ownership of Fund shares.

The portfolio management team is headed by Paul J. Volovich, Portfolio Manager.  Mr. Volovich joined Lord Abbett in 1997 and has served as a quantitative analyst, research analyst, and portfolio manager for several other investment strategies.  Assisting Mr. Volovich is David J. Linsen, Portfolio Manager.  Mr. Linsen joined Lord Abbett in 2001 and has served as a research analyst for the mid cap growth strategy.  Messrs. Volovich and Linsen are jointly and primarily responsible for the day-to-day management of the Fund.